Global Macro Capital Opportunities Portfolio

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.5%

Security	Shares	Value
Bulgaria — 1.7%
Eurohold Bulgaria AD(1)	2,038,700	$3,097,420

		$3,097,420

China — 5.0%
AAC Technologies Holdings, Inc.	12,500	$75,026
Agricultural Bank of China, Ltd., Class H	167,000	55,690
Alibaba Group Holding, Ltd. ADR(1)	6,127	1,195,929
Alibaba Health Information Technology, Ltd.(1)	24,000	37,407
Anhui Conch Cement Co., Ltd., Class H	8,500	40,655
ANTA Sports Products, Ltd.	5,000	108,857
Autohome, Inc. ADR	480	21,744
Baidu, Inc. ADR(1)	1,001	164,174
Bank of China, Ltd., Class H	343,000	119,189
BeiGene, Ltd. ADR(1)	257	81,364
Bilibili, Inc. ADR(1)	703	60,163
BYD Co., Ltd., Class H	3,000	92,725
China Conch Venture Holdings, Ltd.	11,000	40,104
China Construction Bank Corp., Class H	348,000	242,397
China Gas Holdings, Ltd.	15,400	47,413
China Life Insurance Co., Ltd., Class H	36,000	60,003
China Mengniu Dairy Co., Ltd.	14,000	76,012
China Merchants Bank Co., Ltd., Class A	8,100	58,469
China Merchants Bank Co., Ltd., Class H	17,500	133,132
China National Building Material Co., Ltd., Class H	72,000	77,983
China Pacific Insurance Group Co., Ltd., Class H	15,600	43,930
China Petroleum & Chemical Corp., Class H	140,000	64,018
China Resources Beer Holdings Co., Ltd.	8,000	59,986
China Resources Gas Group, Ltd.	8,000	49,318
China Resources Land, Ltd.	17,777	59,408
China Shenhua Energy Co., Ltd., Class H	26,000	49,198
China Tourism Group Duty Free Corp., Ltd., Class A	1,000	37,402
China Tower Corp., Ltd., Class H(2)	346,000	45,900
China Vanke Co., Ltd., Class H	13,800	35,950
China Youzan, Ltd.(1)	132,000	18,942
CITIC Securities Co., Ltd., Class H	19,500	43,426
CITIC, Ltd.	75,000	81,007
Contemporary Amperex Technology Co., Ltd., Class A	900	77,238
Country Garden Holdings Co., Ltd.	46,000	44,971
Country Garden Services Holdings Co., Ltd.	9,000	73,079
CSPC Pharmaceutical Group, Ltd.	55,040	74,295
ENN Energy Holdings, Ltd.	4,400	91,820
Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,820	32,366
GDS Holdings, Ltd. ADR(1)	590	34,786
Geely Automobile Holdings, Ltd.	27,000	90,568
Great Wall Motor Co., Ltd., Class H	17,500	84,552

Security	Shares	Value
Guangdong Investment, Ltd.	24,000	$33,583
Haidilao International Holding, Ltd.(2)	6,000	22,506
Haier Smart Home Co., Ltd., Class H	13,400	45,958
Hansoh Pharmaceutical Group Co., Ltd.(2)	10,000	35,837
Hengan International Group Co., Ltd.	6,000	35,590
Huazhu Group, Ltd. ADR(1)	1,138	51,187
Industrial & Commercial Bank of China, Ltd., Class H	240,000	133,270
Innovent Biologics, Inc.(1)(2)	6,000	61,436
iQIYI, Inc. ADR(1)	2,467	27,532
JD.com, Inc. ADR(1)	3,370	238,866
Jiangsu Hengrui Medicine Co., Ltd., Class A	3,240	27,377
KE Holdings, Inc. ADR(1)	801	17,614
Kingdee International Software Group Co., Ltd.(1)	15,000	46,848
Kingsoft Corp, Ltd.	7,000	32,755
Kweichow Moutai Co., Ltd., Class A	300	78,138
Lenovo Group, Ltd.	52,000	48,489
Li Ning Co., Ltd.	11,000	116,174
Longfor Group Holdings, Ltd.(2)	10,500	48,806
Meituan, Class B(1)(2)	12,600	348,660
NetEase, Inc. ADR	1,689	172,633
NIO, Inc. ADR(1)	4,606	205,796
PetroChina Co., Ltd., Class H	158,000	66,003
PICC Property & Casualty Co., Ltd., Class H	58,000	46,853
Pinduoduo, Inc. ADR(1)	1,528	139,980
Ping An Healthcare and Technology Co., Ltd.(1)(2)	4,000	37,426
Ping An Insurance Group Co. of China, Ltd., Class A	4,200	34,985
Ping An Insurance Group Co. of China, Ltd., Class H	21,500	188,143
Postal Savings Bank of China Co., Ltd., Class H(2)	81,000	52,321
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	20,000	35,884
Shenzhou International Group Holdings, Ltd.	4,100	90,992
Shimao Group Holdings, Ltd.	22,000	43,426
Silergy Corp.	2,000	271,369
Sino Biopharmaceutical, Ltd.	61,500	52,244
Sinopharm Group Co., Ltd., Class H	22,400	58,738
Sunac China Holdings, Ltd.(1)	16,000	41,516
Sunny Optical Technology Group Co., Ltd.	3,600	109,301
Tencent Holdings, Ltd.	19,400	1,169,978
Tencent Music Entertainment Group ADR(1)	2,687	28,402
Trip.com Group, Ltd. ADR(1)	2,399	62,206
Tsingtao Brewery Co., Ltd., Class H	4,000	31,615
Vipshop Holdings, Ltd. ADR(1)	2,451	40,760
Wuliangye Yibin Co., Ltd., Class A	1,400	48,043
WuXi AppTec Co., Ltd., Class H(2)	2,760	61,176
WuXi Biologics Cayman, Inc.(1)(2)	14,000	213,839
Xinyi Solar Holdings, Ltd.	24,000	48,342
XPeng, Inc. ADR(1)	1,145	46,407
Yihai International Holding, Ltd.	3,000	18,096
Yum China Holdings, Inc.	1,805	112,253
Zai Lab, Ltd. ADR(1)	442	63,918
Zijin Mining Group Co., Ltd., Class H	40,000	56,728
ZTO Express Cayman, Inc. ADR	2,333	63,131

		$9,143,726

Security	Shares	Value
Cyprus — 1.5%
Bank of Cyprus Holdings PLC(1)(3)	2,086,590	$2,579,298
Bank of Cyprus Holdings PLC(1)(3)	45,800	57,325

		$2,636,623

Egypt — 5.7%
Cleopatra Hospital(1)	1,834,700	$549,944
Commercial International Bank Egypt SAE(1)	926,630	3,372,054
Credit Agricole Egypt SAE(1)	598,730	902,696
Eastern Co. SAE	1,028,580	770,683
Egypt Kuwait Holding Co. SAE(1)	518,122	518,115
Egyptian Financial Group-Hermes Holding Co.(1)	721,584	525,788
ElSewedy Electric Co.	961,120	533,804
Taaleem Management Services Co. SAE(1)	6,843,500	2,130,832
Talaat Moustafa Group	1,241,690	569,691
Telecom Egypt Co.	631,440	566,673

		$10,440,280

Georgia — 8.0%
Bank of Georgia Group PLC(1)	271,771	$5,665,692
Georgia Capital PLC(1)	382,077	3,341,635
TBC Bank Group PLC(1)	332,806	5,611,316

		$14,618,643

Greece — 7.1%
Alpha Services and Holdings S.A.(1)	841,800	$1,087,072
Athens Water Supply & Sewage Co. S.A.	28,760	269,104
Eurobank Ergasias Services and Holdings S.A.(1)	1,298,434	1,223,803
GEK Terna Holding Real Estate Construction S.A.(1)	37,380	422,058
Hellenic Petroleum S.A.	40,514	277,226
Hellenic Telecommunications Organization S.A.	157,851	2,880,514
Holding Co. ADMIE IPTO S.A.	77,559	239,138
LAMDA Development S.A.(1)	48,167	481,397
Motor Oil (Hellas) Corinth Refineries S.A.(1)	13,863	222,803
Mytilineos S.A.	61,765	1,145,658
National Bank of Greece S.A.(1)	245,417	694,930
OPAP S.A.	134,578	1,943,955
Piraeus Port Authority S.A.	5,126	117,605
Public Power Corp. S.A.(1)	68,291	733,095
Sarantis S.A.	20,845	217,647
Terna Energy S.A.	30,321	407,472
Titan Cement International S.A.	27,477	520,040

		$12,883,517

Indonesia — 1.9%
Astra International Tbk PT	1,493,100	$487,517
Bank Mandiri Persero Tbk PT	1,367,700	538,910
Bank Negara Indonesia Persero Tbk PT	624,300	206,181
Barito Pacific Tbk PT	2,628,100	176,344
Charoen Pokphand Indonesia Tbk PT	607,800	257,529
Indah Kiat Pulp & Paper Tbk PT	244,400	114,880
Indofood Sukses Makmur Tbk PT(1)	413,600	173,855
Kalbe Farma Tbk PT	1,890,500	164,766
Merdeka Copper Gold Tbk PT(1)	444,600	90,978

Security	Shares	Value
Semen Indonesia Persero Tbk PT	267,200	$142,392
Telkom Indonesia Persero Tbk PT	3,544,600	794,554
Unilever Indonesia Tbk PT	628,500	183,576
United Tractors Tbk PT	148,500	200,924

		$3,532,406

Lithuania — 2.1%
AB Ignitis Grupe	10,000	$264,660
AB Ignitis Grupe GDR(4)	49,010	1,288,943
Siauliu Bankas AB	1,806,869	1,552,463
Telia Lietuva AB	287,440	705,811

		$3,811,877

Malaysia — 4.5%
Axiata Group Bhd	280,200	$247,742
CIMB Group Holdings Bhd	598,200	630,386
Dialog Group Bhd	393,700	256,534
Digi.com Bhd	306,400	301,498
Gamuda Bhd(1)	195,500	129,736
Genting Bhd	216,200	241,220
Genting Malaysia Bhd	310,800	203,099
Hong Leong Bank Bhd	65,100	277,738
IHH Healthcare Bhd	217,400	290,618
IOI Corp. Bhd	255,300	220,799
Kuala Lumpur Kepong Bhd	44,300	194,420
Malayan Banking Bhd	361,000	685,422
Maxis Bhd	236,800	239,114
MISC Bhd	138,400	219,772
Nestle Malaysia Bhd	7,200	226,869
Petronas Chemicals Group Bhd	227,100	432,694
Petronas Gas Bhd	78,400	283,240
PPB Group Bhd	63,700	273,107
Press Metal Aluminium Holdings Bhd	273,900	312,877
Public Bank Bhd	1,305,400	1,231,512
QL Resources Bhd	119,900	160,567
RHB Bank Bhd	168,500	204,106
Sime Darby Plantation Bhd	211,000	169,958
Supermax Corp. Bhd	162,400	125,854
Telekom Malaysia Bhd	124,200	174,828
Tenaga Nasional Bhd	213,900	488,636

		$8,222,346

Pakistan — 5.4%
Engro Corp., Ltd.	497,200	$902,264
Engro Fertilizers, Ltd.	1,136,500	532,455
Fauji Fertilizer Co., Ltd.	1,027,800	673,666
Habib Bank, Ltd.	1,160,500	904,278
Hub Power Co., Ltd. (The)	1,414,900	667,259
Lucky Cement, Ltd.(1)	244,400	1,330,444
Mari Petroleum Co., Ltd.	54,800	509,592
MCB Bank, Ltd.	811,800	808,617
Millat Tractors, Ltd.	70,462	477,603
Oil & Gas Development Co., Ltd.	1,264,700	726,258

Security	Shares	Value
Pakistan Oilfields, Ltd.	206,400	$482,947
Pakistan Petroleum, Ltd.	1,100,030	553,807
Pakistan State Oil Co., Ltd.	424,700	577,095
United Bank, Ltd.	993,100	761,039

		$9,907,324

Romania — 8.2%
Banca Transilvania S.A.	9,574,970	$6,466,298
BRD-Groupe Societe Generale S.A.	465,630	2,020,815
OMV Petrom S.A.	25,509,220	2,547,691
Societatea Energetica Electrica S.A.	309,870	937,260
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	258,320	1,938,319
Transelectrica S.A.	56,490	336,458
Transgaz S.A. Medias	10,640	694,367

		$14,941,208

Serbia — 0.7%
Metalac AD(1)	67,357	$1,268,477

		$1,268,477

Slovenia — 1.5%
Krka dd Novo mesto	6,169	$797,369
Nova Ljubljanska Banka dd(2)	19,800	1,546,267
Nova Ljubljanska Banka dd GDR(4)	28,632	437,755

		$2,781,391

South Korea — 10.3%
AMOREPACIFIC Corp.	748	$144,195
Celltrion Healthcare Co., Ltd.(1)	1,667	156,008
Celltrion, Inc.(1)	1,905	420,540
Hana Financial Group, Inc.	6,295	237,502
Hankook Tire and Technology Co., Ltd.	2,267	95,419
Hanwha Solutions Corp.(1)	3,122	106,243
Hyundai Engineering & Construction Co., Ltd.	2,246	106,973
Hyundai Glovis Co., Ltd.	1,122	190,157
Hyundai Mobis Co., Ltd.	1,345	312,490
Hyundai Motor Co.	2,872	546,584
Hyundai Motor Co., Second PFC Shares	1,052	95,449
Hyundai Steel Co.	2,299	108,144
Kakao Corp.	5,459	698,833
KB Financial Group, Inc.	7,814	347,066
Kia Corp.	5,294	386,624
Korea Electric Power Corp.	6,449	139,780
Korea Investment Holdings Co., Ltd.	1,157	96,674
Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,007	114,415
Korea Zinc Co., Ltd.	248	118,069
Korean Air Lines Co., Ltd.(1)	4,315	111,985
KT&G Corp.	2,591	185,489
Kumho Petrochemical Co., Ltd.	485	85,916
LG Chem, Ltd.	842	618,452
LG Corp.	2,180	178,665
LG Display Co., Ltd.(1)	5,957	114,459
LG Electronics, Inc.	2,163	296,286
LG Household & Health Care, Ltd.	195	247,071

Security	Shares	Value
Lotte Chemical Corp.	451	$101,766
LX Holdings Corp.(1)	1,057	9,603
Naver Corp.	2,276	857,827
NCSoft Corp.	360	258,200
POSCO	1,435	456,411
POSCO Chemical Co., Ltd.	775	104,015
S-Oil Corp.	1,278	109,121
Samsung Biologics Co., Ltd.(1)(2)	351	271,558
Samsung C&T Corp.	1,836	226,169
Samsung Electro-Mechanics Co., Ltd.	1,239	206,945
Samsung Electronics Co., Ltd.	84,753	5,791,714
Samsung Electronics Co., Ltd., PFC Shares	14,933	937,432
Samsung Fire & Marine Insurance Co., Ltd.	761	141,963
Samsung Life Insurance Co., Ltd.	1,751	114,894
Samsung SDI Co., Ltd.	1,044	673,942
Samsung SDS Co., Ltd.	869	138,063
Shinhan Financial Group Co., Ltd.	9,034	306,191
SK Holdings Co., Ltd.	794	185,305
SK Hynix, Inc.	9,877	966,921
SK Innovation Co., Ltd.(1)	1,115	245,992
SK Telecom Co., Ltd.	854	223,692
Woori Financial Group, Inc.	13,993	131,932

		$18,719,144

Taiwan — 9.7%
Accton Technology Corp.(1)	12,000	$140,481
Advantech Co., Ltd.	9,667	126,175
AirTAC International Group	3,000	96,946
ASE Technology Holding Co., Ltd.	61,358	269,996
Asustek Computer, Inc.(1)	15,000	188,589
AU Optronics Corp.	210,000	155,660
Catcher Technology Co., Ltd.	16,000	106,063
Cathay Financial Holding Co., Ltd.	153,087	297,955
Chailease Holding Co., Ltd.(1)	31,200	258,917
China Steel Corp.(1)	234,000	305,175
Chunghwa Telecom Co., Ltd.(1)	71,000	292,979
CTBC Financial Holding Co., Ltd.(1)	334,000	273,513
Delta Electronics, Inc.	34,680	357,341
E.Sun Financial Holding Co., Ltd.(1)	227,278	215,560
First Financial Holding Co., Ltd.	216,590	176,306
Formosa Chemicals & Fibre Corp.	69,000	203,183
Formosa Plastics Corp.	72,000	257,549
Fubon Financial Holding Co., Ltd.	129,000	346,773
GlobalWafers Co., Ltd.	5,000	151,916
Hon Hai Precision Industry Co., Ltd.	208,508	823,965
Hotai Motor Co., Ltd.	7,000	148,180
Hua Nan Financial Holdings Co., Ltd.	197,774	136,658
Largan Precision Co., Ltd.	2,000	210,463
MediaTek, Inc.	24,000	784,748
Mega Financial Holding Co., Ltd.	214,000	253,453
Nan Ya Plastics Corp.	97,000	302,723
Novatek Microelectronics Corp.(1)	12,000	220,744
Pegatron Corp.	46,000	110,897

Security	Shares	Value
President Chain Store Corp.	13,000	$130,577
Quanta Computer, Inc.	59,000	163,438
Realtek Semiconductor Corp.	10,000	211,138
Shanghai Commercial & Savings Bank, Ltd. (The)	82,606	123,567
Shin Kong Financial Holding Co., Ltd.	8,061	2,647
Taishin Financial Holding Co., Ltd.	243,685	147,872
Taiwan Cement Corp.	105,412	198,797
Taiwan Cooperative Financial Holding Co., Ltd.	206,110	161,124
Taiwan Mobile Co., Ltd.(1)	38,000	141,405
Taiwan Semiconductor Manufacturing Co., Ltd.	387,000	8,088,105
Uni-President Enterprises Corp.	94,960	249,045
United Microelectronics Corp.	199,000	416,138
Win Semiconductors Corp.	8,000	99,278
Yageo Corp.(1)	7,000	141,167
Yuanta Financial Holding Co., Ltd.	208,422	189,561

		$17,676,767

United Arab Emirates — 9.2%
Abu Dhabi Commercial Bank PJSC	736,600	$1,405,238
Abu Dhabi Islamic Bank PJSC	380,400	572,293
Al Yah Satellite Communications Co-Pjsc-Yah Sat(1)	4,224,438	3,208,740
Aldar Properties PJSC	1,008,500	1,088,489
Dubai Islamic Bank PJSC	470,800	618,984
Emaar Properties PJSC	1,260,100	1,362,100
Emirates NBD Bank PJSC	657,300	2,400,547
Emirates Telecommunications Group Co. PJSC	457,800	2,846,251
First Abu Dhabi Bank PJSC	706,900	3,189,127

		$16,691,769

Vietnam — 10.0%
FPT Corp.	1,042,733	$4,568,856
Imexpharm Pharmaceutical JSC	48,678	153,786
Military Commercial Joint Stock Bank(1)	2,068,147	2,605,341
Mobile World Investment Corp.	324,833	2,484,707
No Va Land Investment Group Corp.(1)	5,744	26,042
Phat Dat Real Estate Development Corp.(1)	2,400	9,669
Phu Nhuan Jewelry JSC	565,090	2,452,670
Refrigeration Electrical Engineering Corp.(1)	143,700	344,587
Viet Capital Securities JSC	481,650	1,044,213
Vietnam Prosperity JSC Bank(1)	815,987	2,164,108
Vietnam Technological & Commercial Joint Stock Bank(1)	964,400	2,297,125

		$18,151,104

Total Common Stocks (identified cost $128,704,889)		$168,524,022

Short-Term Investments — 3.4%

Affiliated Fund — 2.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(5)	4,728,178	$4,728,178

Total Affiliated Fund (identified cost $4,728,178)		$4,728,178

U.S. Treasury Obligations — 0.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/5/21	$1,500	$1,499,997

Total U.S. Treasury Obligations (identified cost $1,499,993)		$1,499,997

Total Short-Term Investments (identified cost $6,228,171)		$6,228,175

Total Investments — 95.9% (identified cost $134,933,060)		$174,752,197

Other Assets, Less Liabilities — 4.1%		$7,413,007

Net Assets — 100.0%		$182,165,204

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $2,745,732 or 1.5% of the Portfolio’s net assets.

(3)	Securities are traded on separate exchanges for the same entity.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2021, the aggregate value of these securities is $1,726,698 or 0.9% of the Portfolio’s net assets.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	37.3%	$67,899,728
Information Technology	14.7	26,850,492
Consumer Discretionary	8.9	16,225,287
Communication Services	8.9	16,129,187
Energy	5.2	9,521,895
Materials	4.9	8,888,958
Utilities	3.4	6,277,179
Industrials	2.7	4,945,600
Consumer Staples	2.3	4,185,233
Real Estate	2.1	3,829,079
Health Care	2.1	3,771,384
Short-Term Investments	3.4	6,228,175

Total Investments	95.9%	$174,752,197

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
USD	5,307,571	INR	396,000,000	8/20/21	$(7,360)
USD	230,605	EUR	195,269	9/15/21	(1,228)
USD	1,841,832	EUR	1,559,606	9/15/21	(9,809)
USD	2,124,174	EUR	1,798,684	9/15/21	(11,313)
USD	2,471,582	EUR	2,092,858	9/15/21	(13,163)
USD	2,719,146	EUR	2,302,488	9/15/21	(14,482)
USD	3,492,072	EUR	2,956,977	9/15/21	(18,599)
USD	7,371,824	EUR	6,242,230	9/15/21	(39,262)
USD	12,295,084	EUR	10,411,092	9/15/21	(65,482)

					$(180,698)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	359,403	USD	424,733	Bank of America, N.A.	8/6/21	$1,634	$—
EUR	246,661	USD	292,665	Standard Chartered Bank	8/6/21	—	(46)
EUR	1,040,000	USD	1,233,966	Standard Chartered Bank	8/6/21	—	(195)
USD	195,996	EUR	165,200	Standard Chartered Bank	8/6/21	16	—
USD	292,489	EUR	246,661	UBS AG	8/6/21	—	(130)
USD	8,844,607	CNH	58,500,000	Standard Chartered Bank	1/28/22	—	(77,267)
USD	1,893,379	AED	6,964,414	Standard Chartered Bank	5/31/22	—	(2,456)
USD	1,579,913	AED	5,817,160	Standard Chartered Bank	7/7/22	—	(3,571)
USD	2,855,790	AED	10,547,575	Standard Chartered Bank	7/7/22	—	(15,355)
USD	4,456,726	AED	16,370,000	Standard Chartered Bank	4/19/23	4,135	—
USD	1,657,609	AED	6,100,000	Standard Chartered Bank	5/30/23	—	(1,374)

						$5,785	$(100,394)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
MSCI Emerging Markets Index	139	Long	9/17/21	$8,880,015	$(576,091)
SGX CNX Nifty Index	(182)	Short	8/26/21	(5,755,421)	33,390

					$(542,701)

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PFC Shares	-	Preference Shares

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

INR	-	Indian Rupee

USD	-	United States Dollar

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: During the fiscal year to date ended July 31, 2021, the Portfolio entered into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

At July 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

At July 31, 2021, the value of the Portfolio’s investment in affiliated funds was $4,728,178, which represents 2.6% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$15,684,838	$80,868,865	$(91,825,857)	$332	$—	$4,728,178	$7,304	4,728,178

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$2,838,448	$82,514,369	$—	$85,352,817
Emerging Europe	—	56,039,156	—	56,039,156
Middle East/Africa	5,339,572	21,792,477	—	27,132,049
Total Common Stocks	$8,178,020	$160,346,002 *	$—	$168,524,022
Short-Term Investments —
Affiliated Fund	$—	$4,728,178	$—	$4,728,178
U.S. Treasury Obligations	—	1,499,997	—	1,499,997
Total Investments	$8,178,020	$166,574,177	$—	$174,752,197
Forward Foreign Currency Exchange Contracts	$—	$5,785	$—	$5,785
Futures Contracts	—	33,390	—	33,390
Total	$8,178,020	$166,613,352	$—	$174,791,372

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(281,092)	$—	$(281,092)
Futures Contracts	(576,091)	—	—	(576,091)
Total	$(576,091)	$(281,092)	$—	$(857,183)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.